Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos) (registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditor's opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of fund
Fidelity® Adv Tax Managed Stock - CL A
Return Before Taxes	-6.40%
Return Before Taxes **	-11.78%
Return After Taxes on Distributions **	-11.78%
Return After Taxes on Distributions and Sale of Fund Shares**	-7.18%
S&P 500 ®	-6.19%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of fees, expenses, and taxes.

Average Annual Total Returns

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale.A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

** Including 1.00% trading fee and 5.75% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of fund
Fidelity® Adv Tax Managed Stock - CL T
Return Before Taxes	-6.40%
Return Before Taxes **	-9.68%
Return After Taxes on Distributions **	-9.68%
Return After Taxes on Distributions and Sale of Fund Shares **	-5.89%
S&P 500	-6.19%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of fees, expenses, and taxes.

Average Annual Total Returns

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale.A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

** Including 1.00% trading fee and 3.50% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of fund
Fidelity® Adv Tax Managed Stock - CL B
Return Before Taxes	-6.50%
Return Before Taxes **	-11.18%
Return After Taxes on Distributions **	-11.18%
Return After Taxes on Distributions and Sale of Fund Shares **	-6.81%
S&P 500	-6.19%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of fees, expenses, and taxes.

Average Annual Total Returns

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale.A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

** Including 1.00% trading fee and contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of fund
Fidelity® Adv Tax Managed Stock - CL C
Return Before Taxes	-6.50%
Return Before Taxes **	-7.44%
Return After Taxes on Distributions **	-7.44%
Return After Taxes on Distributions and Sale of Fund Shares **	-4.53%
S&P 500	-6.19%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of fees, expenses, and taxes.

Average Annual Total Returns

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale.A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

** Including 1.00% trading fee and contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500 SM Index, Dow Jones Industrial Average SM and NASDAQ Composite® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall 12-month period ending October 31, 2001. In that time, the S&P 500 ® fell 24.90%, the Dow dropped 15.79% and the NASDAQ declined 49.70%. Considering the glut of bleak economic news and anxiety-inducing events during the prior 11 months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September 2001, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. Since its inception on September 5, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.40%, -6.40%, -6.50% and -6.50%, respectively, without accounting for the effect of fees and taxes. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, returned -6.19% during the same time frame. Going forward, we will look at the fund's performance in six- and 12-month intervals and compare it to the Lipper growth funds average.

Q. During the brief period since the fund's inception, what factors drove its performance?

A. Stock performance across the board during the month of September was negative due to the repercussions from the tragic events of September 11, which saw business in a variety of industries, including air transportation, lodging, automotive, media and various financial sectors, slow dramatically. These tragic events exacerbated the ongoing economic slowdown in the U.S. that featured an increasing number of corporate earnings disappointments. Investors reacted to the terrorist attacks by retreating from equities, and all the major equity indexes fell sharply during September. Both the fund and the S&P 500 index declined more than 8% during the month. The Dow Jones Industrial Average, for example, posted its worst weekly percentage loss - 14.26% - in 61 years during the first full week of trading after the attacks. The equity markets stabilized in October, as investors regained some confidence and swooped in to purchase many undervalued stocks that had reached bargain prices in light of the tragedies on September 11. The fund and its benchmark returned roughly 2% during October.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How would you describe your investment approach?

A. I take a long-term approach to managing the fund with an eye toward diversification, focusing on growth and income opportunities combined with close attention to stock valuations. The result is a concentration in stocks that represent long-term earnings growth and above-average return potential. In addition, the fund is designed to keep distributions of realized capital gains lower than funds managed without regard to federal income tax consequences. Accordingly, I anticipate the fund will typically hold investments for three to five years before selling them. I discuss the fund's tax-sensitive strategies in greater detail in the callout box at the end of this report.

Q. Can you explain how the fund was positioned at the end of the period?

A. The fund owned a diversified group of stocks in the 10 broad sector categories. Broad diversification keeps the fund exposed to a variety of sectors and allows me to leverage the extensive research capabilities of Fidelity's analysts to identify the best stocks. At the end of the period, the fund's exposure to the information technology, media and telecommunication services areas was higher than earlier in the period because I believed these groups would benefit from an economic recovery. More specifically, I focused on semiconductor stocks such as Micron Technology and Intel, which were attractively valued.

Q. What were the top-performing holdings since the fund's inception? Which disappointed?

A. A number of technology stocks dominated the list of top performers during the period, including Microsoft, Cisco Systems, IBM, Intel and PeopleSoft. After having been hurt by a protracted period of weakness, these stocks rallied as investors gained confidence that the economy had bottomed out and business would improve. On the down side, telecom stocks, including fund holdings Qwest Communications, SBC Communications, AT&T, Verizon and BellSouth, performed poorly as investors began shifting out of stable growth stocks and into economically sensitive stocks that could benefit from an improving economy. I sold off our holdings in PeopleSoft and AT&T during the period.

Q. What's your outlook, Tim?

A. There are a number of recent positive factors that make me optimistic that the economy will improve at some point going forward, and that corporate profits and stocks are likely to follow. For example, the Federal Reserve Board lowered key interest rates nine times in 2001 through the end of the period to their lowest level since the early 1960s, making it easier for businesses to borrow money and expand. The federal government also responded by implementing a tax cut and is considering further stimulative action. Additionally, many companies have restructured to be more efficient. Despite these factors, it would be unwise for me to predict a time frame for economic improvement. However, I have been gradually positioning the fund more offensively in some high-growth areas that are attractively valued, such as semiconductors and media, so that the fund has an opportunity to participate in that recovery should the economy improve.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of October 31, 2001, more than $4 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

Tim Heffernan on his strategy for minimizing the impact of federal income taxes on the fund:

"When I invest, I look for long-term growth opportunities, and, when I sell a security, I carefully consider the federal tax implications. At times, I will even capitalize on opportunities to realize losses in the fund to offset realized gains. At the end of the day, my overriding goal is to help our shareholders keep more of what their investments earn and defer the actual federal tax payment as long as possible.

"Management of the fund's federal tax exposure is complex because there are many stocks in the fund with multiple tax lots - a way to identify a security by date and purchase price - associated with each stock position. I must consider varying expected returns for the stocks in which I invest, diversification, transaction costs, tax implications, and the fund's net realized gain and loss position. In order to effectively deal with all these pieces and attempt to manage the fund in a tax-efficient and optimal way, I use proprietary computer models, which help me look at these factors simultaneously. This approach allows me to choose stocks that have the potential to generate the best return and to reduce the impact of federal income tax on shareholders' investments over the long term."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
% of fund's net assets
Microsoft Corp.	5.0
Pfizer, Inc.	3.7
General Electric Co.	2.4
Wal-Mart Stores, Inc.	2.4
Citigroup, Inc.	2.3
Bristol-Myers Squibb Co.	2.3
American International Group, Inc.	2.2
Verizon Communications, Inc.	2.2
Exxon Mobil Corp.	2.0
Bank One Corp.	1.8
26.3
Top Five Market Sectors as of October 31, 2001
% of fund's net assets
Information Technology	16.2
Health Care	14.9
Financials	14.8
Consumer Discretionary	11.5
Industrials	10.6
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *
Stocks and Equity Futures 96.3%
Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	2.1%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	700	$ 18,249
Outback Steakhouse, Inc. (a)	100	2,885
Tricon Global Restaurants, Inc. (a)	200	10,118
		31,252
Household Durables - 0.5%
Black & Decker Corp.	400	13,236
Centex Corp.	240	9,182
		22,418
Media - 4.8%
AOL Time Warner, Inc. (a)	2,320	72,407
Clear Channel Communications, Inc. (a)	1,180	44,982
Fox Entertainment Group, Inc. Class A (a)	1,430	31,474
McGraw-Hill Companies, Inc.	300	15,774
News Corp. Ltd. ADR	1,050	28,896
Omnicom Group, Inc.	320	24,570
Univision Communications, Inc. Class A (a)	360	9,000
		227,103
Multiline Retail - 4.1%
BJ's Wholesale Club, Inc. (a)	790	40,108
Costco Wholesale Corp. (a)	600	22,698
Federated Department Stores, Inc. (a)	300	9,597
Kmart Corp. (a)	1,400	8,582
Wal-Mart Stores, Inc.	2,190	112,566
		193,551
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	150	2,823
Home Depot, Inc.	350	13,381
Lowe's Companies, Inc.	1,550	52,855
		69,059
TOTAL CONSUMER DISCRETIONARY		543,383
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	100	4,166
PepsiCo, Inc.	370	18,023
The Coca-Cola Co.	1,360	65,117
		87,306
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 0.4%
CVS Corp.	300	$ 7,170
Rite Aid Corp. (a)	900	4,968
Safeway, Inc. (a)	120	4,998
		17,136
Food Products - 1.3%
General Mills, Inc.	120	5,510
Hershey Foods Corp.	470	29,953
Kellogg Co.	170	5,185
Kraft Foods, Inc. Class A	610	20,588
		61,236
Household Products - 2.0%
Colgate-Palmolive Co.	410	23,583
Kimberly-Clark Corp.	570	31,641
Procter & Gamble Co.	530	39,103
		94,327
Personal Products - 0.8%
Gillette Co.	1,220	37,930
Tobacco - 0.9%
Philip Morris Companies, Inc.	930	43,524
TOTAL CONSUMER STAPLES		341,459
ENERGY - 5.6%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	480	12,283
Diamond Offshore Drilling, Inc.	250	6,900
ENSCO International, Inc.	480	9,504
Global Marine, Inc. (a)	310	4,991
Nabors Industries, Inc. (a)	400	12,296
Noble Drilling Corp. (a)	160	4,888
Pride International, Inc. (a)	600	7,716
Schlumberger Ltd. (NY Shares)	200	9,684
Weatherford International, Inc. (a)	400	13,692
		81,954
Oil & Gas - 3.9%
ChevronTexaco Corp.	480	42,539
Conoco, Inc.	1,300	33,410
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,470	$ 97,442
Suncor Energy, Inc.	410	12,492
		185,883
TOTAL ENERGY		267,837
FINANCIALS - 14.8%
Banks - 4.9%
Bank of America Corp.	740	43,653
Bank One Corp.	2,610	86,626
Banknorth Group, Inc.	480	10,526
Commerce Bancorp, Inc.	260	18,980
FleetBoston Financial Corp.	860	28,260
Mellon Financial Corp.	120	4,032
PNC Financial Services Group, Inc.	450	24,705
Wells Fargo & Co.	420	16,590
		233,372
Diversified Financials - 6.9%
American Express Co.	100	2,943
Citigroup, Inc.	2,380	108,338
Fannie Mae	830	67,197
Freddie Mac	770	52,221
Goldman Sachs Group, Inc.	200	15,632
Household International, Inc.	340	17,782
Merrill Lynch & Co., Inc.	270	11,802
Morgan Stanley Dean Witter & Co.	1,040	50,877
		326,792
Insurance - 3.0%
AFLAC, Inc.	390	9,539
Allstate Corp.	210	6,590
American International Group, Inc.	1,330	104,538
Hartford Financial Services Group, Inc.	170	9,180
MBIA, Inc.	250	11,515
		141,362
TOTAL FINANCIALS		701,526
HEALTH CARE - 14.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	510	28,978
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cambridge Antibody Technology Group PLC sponsored ADR (a)	250	$ 6,234
Gilead Sciences, Inc. (a)	100	6,290
IDEC Pharmaceuticals Corp. (a)	210	12,596
		54,098
Health Care Equipment & Supplies - 1.4%
Guidant Corp. (a)	950	39,435
Medtronic, Inc.	560	22,568
Zimmer Holdings, Inc. (a)	100	3,091
		65,094
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	1,040	69,794
HCA - The Healthcare Co.	320	12,691
HealthSouth Corp. (a)	470	6,119
Tenet Healthcare Corp. (a)	310	17,831
UnitedHealth Group, Inc.	210	13,808
		120,243
Pharmaceuticals - 9.8%
American Home Products Corp.	360	20,099
Bristol-Myers Squibb Co.	1,990	106,366
CIMA Labs, Inc. (a)	100	5,405
Eli Lilly & Co.	310	23,715
Forest Laboratories, Inc. (a)	340	25,289
Johnson & Johnson	1,270	73,546
Merck & Co., Inc.	540	34,457
Pfizer, Inc.	4,210	176,399
		465,276
TOTAL HEALTH CARE		704,711
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	280	22,848
Honeywell International, Inc.	260	7,683
Lockheed Martin Corp.	290	14,143
Northrop Grumman Corp.	200	19,990
United Technologies Corp.	180	9,700
		74,364
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.7%
Atlantic Coast Airlines Holdings, Inc. (a)	400	$ 7,512
Northwest Airlines Corp. (a)	1,120	14,381
Ryanair Holdings PLC sponsored ADR (a)	240	11,218
		33,111
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	800	7,936
Avery Dennison Corp.	40	1,852
Cendant Corp. (a)	800	10,368
First Data Corp.	370	25,001
IMS Health, Inc.	350	7,480
Manpower, Inc.	330	9,425
Republic Services, Inc. (a)	1,030	16,871
		78,933
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	300	19,662
Industrial Conglomerates - 4.3%
General Electric Co.	3,180	115,784
Minnesota Mining & Manufacturing Co.	300	31,314
Tyco International Ltd.	1,150	56,511
		203,609
Machinery - 1.7%
Danaher Corp.	320	17,837
Illinois Tool Works, Inc.	300	17,160
Ingersoll-Rand Co.	260	9,698
Parker Hannifin Corp.	400	14,360
SPX Corp. (a)	200	19,920
		78,975
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	530	14,241
TOTAL INDUSTRIALS		502,895
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	3,580	60,574
Enterasys Networks, Inc.	1,200	9,552
Motorola, Inc.	1,100	18,007
Polycom, Inc. (a)	100	2,998
		91,131
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
Dell Computer Corp. (a)	620	$ 14,868
International Business Machines Corp.	690	74,568
Sun Microsystems, Inc. (a)	170	1,726
		91,162
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	210	4,677
Millipore Corp.	230	12,029
Thermo Electron Corp.	1,670	35,304
		52,010
Internet Software & Services - 0.1%
Vignette Corp. (a)	660	3,089
Semiconductor Equipment & Products - 5.0%
Agere Systems, Inc. Class A	1,300	5,980
Analog Devices, Inc. (a)	210	7,980
Cabot Microelectronics Corp. (a)	230	15,244
Integrated Device Technology, Inc. (a)	200	5,570
Intel Corp.	3,430	83,761
KLA-Tencor Corp. (a)	550	22,473
LAM Research Corp. (a)	230	4,361
Lattice Semiconductor Corp. (a)	290	5,075
Linear Technology Corp.	180	6,984
Micron Technology, Inc. (a)	1,100	25,036
National Semiconductor Corp. (a)	600	15,588
Semtech Corp. (a)	750	28,313
Teradyne, Inc. (a)	440	10,142
		236,507
Software - 6.2%
Adobe Systems, Inc.	220	5,808
Computer Associates International, Inc.	1,140	35,249
Compuware Corp. (a)	310	3,187
Microsoft Corp. (a)	4,080	237,246
Sybase, Inc. (a)	400	5,440
VERITAS Software Corp. (a)	180	5,108
		292,038
TOTAL INFORMATION TECHNOLOGY		765,937
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.3%
Chemicals - 1.7%
Ecolab, Inc.	160	$ 5,629
Georgia Gulf Corp.	730	12,972
PolyOne Corp.	440	3,762
Praxair, Inc.	1,000	47,180
Solutia, Inc.	1,000	12,000
		81,543
Metals & Mining - 1.2%
Alcan, Inc.	1,120	34,335
Alcoa, Inc.	670	21,621
		55,956
Paper & Forest Products - 0.4%
Georgia-Pacific Group	440	12,214
International Paper Co.	260	9,308
		21,522
TOTAL MATERIALS		159,021
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.9%
ALLTEL Corp.	300	17,142
BellSouth Corp.	1,970	72,890
Citizens Communications Co. (a)	1,000	8,890
Qwest Communications International, Inc.	5,760	74,592
SBC Communications, Inc.	1,330	50,686
Verizon Communications, Inc.	2,070	103,107
		327,307
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	120	5,028
FirstEnergy Corp.	450	15,507
		20,535
Gas Utilities - 0.4%
Kinder Morgan, Inc.	320	15,882
TOTAL UTILITIES		36,417
TOTAL COMMON STOCKS (Cost $4,570,718)		4,350,493
U.S. Treasury Obligations - 2.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.35% 12/13/01 (b) (Cost $99,735)	$ 100,000	$ 99,760
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.58%, dated 10/31/01 due 11/1/01 (Cost $212,000)	$ 212,015	212,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,882,453)		4,662,253
NET OTHER ASSETS - 1.6%		73,818
NET ASSETS - 100%		$ 4,736,071
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
4 S&P 500 Index Contracts	Dec. 2001	$ 212,140	$ (5,109)
The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,880.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,248,650 and $603,303, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,249,858 and $1,089,328, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,883,922. Net unrealized depreciation aggregated $221,669, of which $70,983 related to appreciated investment securities and $292,652 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $212,000) (cost $4,882,453) - See accompanying schedule		$ 4,662,253
Cash		750
Receivable for investments sold		18,486
Dividends receivable		3,040
Receivable for daily variation on futures contracts		303
Prepaid expenses		87,127
Receivable from investment adviser for expense reductions		19,432
Total assets		4,791,391
Liabilities
Payable for investments purchased	$ 27,521
Distribution fees payable	2,318
Other payables and accrued expenses	25,481
Total liabilities		55,320
Net Assets		$ 4,736,071
Net Assets consist of:
Paid in capital		$ 4,979,290
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,910)
Net unrealized appreciation (depreciation) on investments		(225,309)
Net Assets		$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($918,477 ÷ 98,102 shares)	$9.36
Maximum offering price per share (100/94.25 of $9.36)	$9.93
Class T: Net Asset Value and redemption price per share ($914,552 ÷ 97,707 shares)	$9.36
Maximum offering price per share (100/96.50 of $9.36)	$9.70
Class B: Net Asset Value and offering price per share ($826,663 ÷ 88,383 shares) A	$9.35
Class C: Net Asset Value, offering price and redemption price per share ($1,320,697 ÷ 141,267 shares) A	$9.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($755,682 ÷ 80,655 shares)	$9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	September 5, 2001 (commencement of operations) to October 31, 2001
Investment Income Dividends		$ 6,347
Interest		3,810
Total income		10,157
Expenses
Management fee	$ 4,070
Transfer agent fees	1,531
Distribution fees	4,091
Accounting fees and expenses	9,667
Custodian fees and expenses	4,824
Registration fees	18,375
Audit	15,069
Miscellaneous	1,568
Total expenses before reductions	59,195
Expense reductions	(44,767)	14,428
Net investment income (loss)		(4,271)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(74,629)
Foreign currency transactions	38
Futures contracts	56,719	(17,872)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(220,200)
Futures contracts	(5,109)	(225,309)
Net gain (loss)		(243,181)
Net increase (decrease) in net assets resulting from operations		$ (247,452)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (4,271)
Net realized gain (loss)	(17,872)
Change in net unrealized appreciation (depreciation)	(225,309)
Net increase (decrease) in net assets resulting from operations	(247,452)
Share transactions - net increase (decrease)	4,983,523
Total increase (decrease) in net assets	4,736,071
Net Assets
Beginning of period	-
End of period	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.00)
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.64)
Net asset value, end of period	$ 9.36
Total Return B, C, D	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.02% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.69% A
Net investment income (loss)	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.64)
Net asset value, end of period	$ 9.36
Total Return B, C, D	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.22% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.94% A
Net investment income (loss)	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.65)
Net asset value, end of period	$ 9.35
Total Return B, C, D	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.76% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.44% A
Net investment income (loss)	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 827
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.65)
Net asset value, end of period	$ 9.35
Total Return B, C, D	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.71% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.45% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.63)
Net asset value, end of period	$ 9.37
Total Return B, C	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	7.70% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.43% A
Net investment income (loss)	(.00)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 756
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income ,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 350	$ 302
Class T	.25%	.25%	641	598
Class B	.75%	.25%	1,272	1,256
Class C	.75%	.25%	1,828	1,596
			$ 4,091	$ 3,752

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 186	$ 186
Class T	438	63
Class B	-	-*
Class C	-	-*
	$ 624	$ 249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 348	.24 *
Class T	263	.20 *
Class B	307	.24*
Class C	406	.22*
Institutional Class	207	.17 *
	$ 1,531

* Annualized.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 8,918
Class T	2.00%	8,111
Class B	2.50%	8,032
Class C	2.50%	11,722
Institutional Class	1.50%	7,564
		$ 44,347

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 82
Class T	82
Class B	82
Class C	84
Institutional Class	82
$ 412

6. Other Information.

At the end of the period, FMR or its affiliates held 63% of the total outstanding shares of the fund and one unaffiliated shareholder held 16% of the total outstanding shares of the fund.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares October 31, 2001 A	Dollars October 31, 2001 A
Class A Shares sold	98,102	$ 959,071
Net increase (decrease)	98,102	$ 959,071
Class T Shares sold	97,707	$ 968,948
Net increase (decrease)	97,707	$ 968,948
Class B Shares sold	88,383	$ 878,587
Net increase (decrease)	88,383	$ 878,587
Class C Shares sold	141,267	$ 1,370,907
Net increase (decrease)	141,267	$ 1,370,907
Institutional Class Shares sold	80,655	$ 806,010
Net increase (decrease)	80,655	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund, (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the period September 5, 2001 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period September 5, 2001 (commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,038,784.09	92.711
Against	1,527,560.16	3.216
Abstain	1,934,695.38	4.073
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,003,922.90	92.638
Against	1,280,159.26	2.695
Abstain	2,216,957.47	4.667
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	46,606,889.30	97.181
Withheld	1,352,057.30	2.819
TOTAL	47,958,946.60	100.000
Ralph F. Cox
Affirmative	46,230,752.69	96.397
Withheld	1,728,193.91	3.603
TOTAL	47,958,946.60	100.000
Phyllis Burke Davis
Affirmative	46,354,428.74	96.654
Withheld	1,604,517.86	3.346
TOTAL	47,958,946.60	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	46,582,991.66	97.131
Withheld	1,375,954.94	2.869
TOTAL	47,958,946.60	100.000
Abigail P. Johnson
Affirmative	46,630,740.34	97.231
Withheld	1,328,206.26	2.769
TOTAL	47,958,946.60	100.000
Edward C. Johnson 3d
Affirmative	46,405,224.53	96.760
Withheld	1,553,722.07	3.240
TOTAL	47,958,946.60	100.000
Donald J. Kirk
Affirmative	46,272,364.12	96.483
Withheld	1,686,582.48	3.517
TOTAL	47,958,946.60	100.000
Marie L. Knowles
Affirmative	46,674,178.00	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Ned C. Lautenbach
Affirmative	46,674,178.00	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Peter S. Lynch
Affirmative	46,656,963.62	97.285
Withheld	1,301,982.98	2.715
TOTAL	47,958,946.60	100.000
Marvin L. Mann
Affirmative	46,418,589.11	96.788
Withheld	1,540,357.49	3.212
TOTAL	47,958,946.60	100.000
William O. McCoy
Affirmative	46,397,188.52	96.744
Withheld	1,561,758.08	3.256
TOTAL	47,958,946.60	100.000
William S. Stavropoulos
Affirmative	46,545,119.84	97.052
Withheld	1,413,826.76	2.948
TOTAL	47,958,946.60	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Advisory Board

William S. Stavropoulos

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMS-ANN-1201 150033
1.765894.100

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditor's opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of fund
Fidelity® Adv Tax Managed Stock - Inst CL
Return Before Taxes	-6.30%
Return After Taxes on Distributions	-6.30%
Return After Taxes on Distributions and Sale of Fund Shares	-3.84%
S&P 500®	-6.19%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of fees, expenses, and taxes.

Average Annual Total Returns

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale.A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500 SM Index, Dow Jones Industrial Average SM and NASDAQ Composite® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall 12-month period ending October 31, 2001. In that time, the S&P 500 ® fell 24.90%, the Dow dropped 15.79% and the NASDAQ declined 49.70%. Considering the glut of bleak economic news and anxiety-inducing events during the prior 11 months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September 2001, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. Since the fund's inception on September 5, 2001, the fund's Institutional Class shares returned -6.30%. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, returned -6.19% during the same time frame. Going forward, we will look at the fund's performance in six- and 12-month intervals.

Q. During the brief period since the fund's inception, what factors drove its performance?

A. Stock performance across the board during the month of September was negative due to the repercussions from the tragic events of September 11, which saw business in a variety of industries, including air transportation, lodging, automotive, media and various financial sectors, slow dramatically. These tragic events exacerbated the ongoing economic slowdown in the U.S. that featured an increasing number of corporate earnings disappointments. Investors reacted to the terrorist attacks by retreating from equities, and all the major equity indexes fell sharply during September. Both the fund and the S&P 500 index declined more than 8% during the month. The Dow Jones Industrial Average, for example, posted its worst weekly percentage loss - 14.26% - in 61 years during the first full week of trading after the attacks. The equity markets stabilized in October, as investors regained some confidence and swooped in to purchase many undervalued stocks that had reached bargain prices in light of the tragedies on September 11. The fund and its benchmark returned roughly 2% during October.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How would you describe your investment approach?

A. I take a long-term approach to managing the fund with an eye toward diversification, focusing on growth and income opportunities combined with close attention to stock valuations. The result is a concentration in stocks that represent long-term earnings growth and above-average return potential. In addition, the fund is designed to keep distributions of realized capital gains lower than funds managed without regard to federal income tax consequences. Accordingly, I anticipate the fund will typically hold investments for three to five years before selling them. I discuss the fund's tax-sensitive strategies in greater detail in the callout box at the end of this report.

Q. Can you explain how the fund was positioned at the end of the period?

A. The fund owned a diversified group of stocks in the 10 broad sector categories. Broad diversification keeps the fund exposed to a variety of sectors and allows me to leverage the extensive research capabilities of Fidelity's analysts to identify the best stocks. At the end of the period, the fund's exposure to the information technology, media and telecommunication services areas was higher than earlier in the period because I believed these groups would benefit from an economic recovery. More specifically, I focused on semiconductor stocks such as Micron Technology and Intel, which were attractively valued.

Q. What were the top-performing holdings since the fund's inception? Which disappointed?

A. A number of technology stocks dominated the list of top performers during the period, including Microsoft, Cisco Systems, IBM, Intel and PeopleSoft. After having been hurt by a protracted period of weakness, these stocks rallied as investors gained confidence that the economy had bottomed out and business would improve. On the down side, telecom stocks, including fund holdings Qwest Communications, SBC Communications, AT&T, Verizon and BellSouth, performed poorly as investors began shifting out of stable growth stocks and into economically sensitive stocks that could benefit from an improving economy. I sold off our holdings in PeopleSoft and AT&T during the period.

Q. What's your outlook, Tim?

A. There are a number of recent positive factors that make me optimistic that the economy will improve at some point going forward, and that corporate profits and stocks are likely to follow. For example, the Federal Reserve Board lowered key interest rates nine times in 2001 through the end of the period to their lowest level since the early 1960s, making it easier for businesses to borrow money and expand. The federal government also responded by implementing a tax cut and is considering further stimulative action. Additionally, many companies have restructured to be more efficient. Despite these factors, it would be unwise for me to predict a time frame for economic improvement. However, I have been gradually positioning the fund more offensively in some high-growth areas that are attractively valued, such as semiconductors and media, so that the fund has an opportunity to participate in that recovery should the economy improve.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of October 31, 2001, more than $4 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

Tim Heffernan on his strategy for minimizing the impact of federal income taxes on the fund:

"When I invest, I look for long-term growth opportunities, and, when I sell a security, I carefully consider the federal tax implications. At times, I will even capitalize on opportunities to realize losses in the fund to offset realized gains. At the end of the day, my overriding goal is to help our shareholders keep more of what their investments earn and defer the actual federal tax payment as long as possible.

"Management of the fund's federal tax exposure is complex because there are many stocks in the fund with multiple tax lots - a way to identify a security by date and purchase price - associated with each stock position. I must consider varying expected returns for the stocks in which I invest, diversification, transaction costs, tax implications, and the fund's net realized gain and loss position. In order to effectively deal with all these pieces and attempt to manage the fund in a tax-efficient and optimal way, I use proprietary computer models, which help me look at these factors simultaneously. This approach allows me to choose stocks that have the potential to generate the best return and to reduce the impact of federal income tax on shareholders' investments over the long term."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
% of fund's net assets
Microsoft Corp.	5.0
Pfizer, Inc.	3.7
General Electric Co.	2.4
Wal-Mart Stores, Inc.	2.4
Citigroup, Inc.	2.3
Bristol-Myers Squibb Co.	2.3
American International Group, Inc.	2.2
Verizon Communications, Inc.	2.2
Exxon Mobil Corp.	2.0
Bank One Corp.	1.8
26.3
Top Five Market Sectors as of October 31, 2001
% of fund's net assets
Information Technology	16.2
Health Care	14.9
Financials	14.8
Consumer Discretionary	11.5
Industrials	10.6
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *
Stocks and Equity Futures 96.3%
Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	2.1%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	700	$ 18,249
Outback Steakhouse, Inc. (a)	100	2,885
Tricon Global Restaurants, Inc. (a)	200	10,118
		31,252
Household Durables - 0.5%
Black & Decker Corp.	400	13,236
Centex Corp.	240	9,182
		22,418
Media - 4.8%
AOL Time Warner, Inc. (a)	2,320	72,407
Clear Channel Communications, Inc. (a)	1,180	44,982
Fox Entertainment Group, Inc. Class A (a)	1,430	31,474
McGraw-Hill Companies, Inc.	300	15,774
News Corp. Ltd. ADR	1,050	28,896
Omnicom Group, Inc.	320	24,570
Univision Communications, Inc. Class A (a)	360	9,000
		227,103
Multiline Retail - 4.1%
BJ's Wholesale Club, Inc. (a)	790	40,108
Costco Wholesale Corp. (a)	600	22,698
Federated Department Stores, Inc. (a)	300	9,597
Kmart Corp. (a)	1,400	8,582
Wal-Mart Stores, Inc.	2,190	112,566
		193,551
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	150	2,823
Home Depot, Inc.	350	13,381
Lowe's Companies, Inc.	1,550	52,855
		69,059
TOTAL CONSUMER DISCRETIONARY		543,383
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	100	4,166
PepsiCo, Inc.	370	18,023
The Coca-Cola Co.	1,360	65,117
		87,306
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 0.4%
CVS Corp.	300	$ 7,170
Rite Aid Corp. (a)	900	4,968
Safeway, Inc. (a)	120	4,998
		17,136
Food Products - 1.3%
General Mills, Inc.	120	5,510
Hershey Foods Corp.	470	29,953
Kellogg Co.	170	5,185
Kraft Foods, Inc. Class A	610	20,588
		61,236
Household Products - 2.0%
Colgate-Palmolive Co.	410	23,583
Kimberly-Clark Corp.	570	31,641
Procter & Gamble Co.	530	39,103
		94,327
Personal Products - 0.8%
Gillette Co.	1,220	37,930
Tobacco - 0.9%
Philip Morris Companies, Inc.	930	43,524
TOTAL CONSUMER STAPLES		341,459
ENERGY - 5.6%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	480	12,283
Diamond Offshore Drilling, Inc.	250	6,900
ENSCO International, Inc.	480	9,504
Global Marine, Inc. (a)	310	4,991
Nabors Industries, Inc. (a)	400	12,296
Noble Drilling Corp. (a)	160	4,888
Pride International, Inc. (a)	600	7,716
Schlumberger Ltd. (NY Shares)	200	9,684
Weatherford International, Inc. (a)	400	13,692
		81,954
Oil & Gas - 3.9%
ChevronTexaco Corp.	480	42,539
Conoco, Inc.	1,300	33,410
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,470	$ 97,442
Suncor Energy, Inc.	410	12,492
		185,883
TOTAL ENERGY		267,837
FINANCIALS - 14.8%
Banks - 4.9%
Bank of America Corp.	740	43,653
Bank One Corp.	2,610	86,626
Banknorth Group, Inc.	480	10,526
Commerce Bancorp, Inc.	260	18,980
FleetBoston Financial Corp.	860	28,260
Mellon Financial Corp.	120	4,032
PNC Financial Services Group, Inc.	450	24,705
Wells Fargo & Co.	420	16,590
		233,372
Diversified Financials - 6.9%
American Express Co.	100	2,943
Citigroup, Inc.	2,380	108,338
Fannie Mae	830	67,197
Freddie Mac	770	52,221
Goldman Sachs Group, Inc.	200	15,632
Household International, Inc.	340	17,782
Merrill Lynch & Co., Inc.	270	11,802
Morgan Stanley Dean Witter & Co.	1,040	50,877
		326,792
Insurance - 3.0%
AFLAC, Inc.	390	9,539
Allstate Corp.	210	6,590
American International Group, Inc.	1,330	104,538
Hartford Financial Services Group, Inc.	170	9,180
MBIA, Inc.	250	11,515
		141,362
TOTAL FINANCIALS		701,526
HEALTH CARE - 14.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	510	28,978
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cambridge Antibody Technology Group PLC sponsored ADR (a)	250	$ 6,234
Gilead Sciences, Inc. (a)	100	6,290
IDEC Pharmaceuticals Corp. (a)	210	12,596
		54,098
Health Care Equipment & Supplies - 1.4%
Guidant Corp. (a)	950	39,435
Medtronic, Inc.	560	22,568
Zimmer Holdings, Inc. (a)	100	3,091
		65,094
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	1,040	69,794
HCA - The Healthcare Co.	320	12,691
HealthSouth Corp. (a)	470	6,119
Tenet Healthcare Corp. (a)	310	17,831
UnitedHealth Group, Inc.	210	13,808
		120,243
Pharmaceuticals - 9.8%
American Home Products Corp.	360	20,099
Bristol-Myers Squibb Co.	1,990	106,366
CIMA Labs, Inc. (a)	100	5,405
Eli Lilly & Co.	310	23,715
Forest Laboratories, Inc. (a)	340	25,289
Johnson & Johnson	1,270	73,546
Merck & Co., Inc.	540	34,457
Pfizer, Inc.	4,210	176,399
		465,276
TOTAL HEALTH CARE		704,711
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	280	22,848
Honeywell International, Inc.	260	7,683
Lockheed Martin Corp.	290	14,143
Northrop Grumman Corp.	200	19,990
United Technologies Corp.	180	9,700
		74,364
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.7%
Atlantic Coast Airlines Holdings, Inc. (a)	400	$ 7,512
Northwest Airlines Corp. (a)	1,120	14,381
Ryanair Holdings PLC sponsored ADR (a)	240	11,218
		33,111
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	800	7,936
Avery Dennison Corp.	40	1,852
Cendant Corp. (a)	800	10,368
First Data Corp.	370	25,001
IMS Health, Inc.	350	7,480
Manpower, Inc.	330	9,425
Republic Services, Inc. (a)	1,030	16,871
		78,933
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	300	19,662
Industrial Conglomerates - 4.3%
General Electric Co.	3,180	115,784
Minnesota Mining & Manufacturing Co.	300	31,314
Tyco International Ltd.	1,150	56,511
		203,609
Machinery - 1.7%
Danaher Corp.	320	17,837
Illinois Tool Works, Inc.	300	17,160
Ingersoll-Rand Co.	260	9,698
Parker Hannifin Corp.	400	14,360
SPX Corp. (a)	200	19,920
		78,975
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	530	14,241
TOTAL INDUSTRIALS		502,895
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	3,580	60,574
Enterasys Networks, Inc.	1,200	9,552
Motorola, Inc.	1,100	18,007
Polycom, Inc. (a)	100	2,998
		91,131
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
Dell Computer Corp. (a)	620	$ 14,868
International Business Machines Corp.	690	74,568
Sun Microsystems, Inc. (a)	170	1,726
		91,162
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	210	4,677
Millipore Corp.	230	12,029
Thermo Electron Corp.	1,670	35,304
		52,010
Internet Software & Services - 0.1%
Vignette Corp. (a)	660	3,089
Semiconductor Equipment & Products - 5.0%
Agere Systems, Inc. Class A	1,300	5,980
Analog Devices, Inc. (a)	210	7,980
Cabot Microelectronics Corp. (a)	230	15,244
Integrated Device Technology, Inc. (a)	200	5,570
Intel Corp.	3,430	83,761
KLA-Tencor Corp. (a)	550	22,473
LAM Research Corp. (a)	230	4,361
Lattice Semiconductor Corp. (a)	290	5,075
Linear Technology Corp.	180	6,984
Micron Technology, Inc. (a)	1,100	25,036
National Semiconductor Corp. (a)	600	15,588
Semtech Corp. (a)	750	28,313
Teradyne, Inc. (a)	440	10,142
		236,507
Software - 6.2%
Adobe Systems, Inc.	220	5,808
Computer Associates International, Inc.	1,140	35,249
Compuware Corp. (a)	310	3,187
Microsoft Corp. (a)	4,080	237,246
Sybase, Inc. (a)	400	5,440
VERITAS Software Corp. (a)	180	5,108
		292,038
TOTAL INFORMATION TECHNOLOGY		765,937
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.3%
Chemicals - 1.7%
Ecolab, Inc.	160	$ 5,629
Georgia Gulf Corp.	730	12,972
PolyOne Corp.	440	3,762
Praxair, Inc.	1,000	47,180
Solutia, Inc.	1,000	12,000
		81,543
Metals & Mining - 1.2%
Alcan, Inc.	1,120	34,335
Alcoa, Inc.	670	21,621
		55,956
Paper & Forest Products - 0.4%
Georgia-Pacific Group	440	12,214
International Paper Co.	260	9,308
		21,522
TOTAL MATERIALS		159,021
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.9%
ALLTEL Corp.	300	17,142
BellSouth Corp.	1,970	72,890
Citizens Communications Co. (a)	1,000	8,890
Qwest Communications International, Inc.	5,760	74,592
SBC Communications, Inc.	1,330	50,686
Verizon Communications, Inc.	2,070	103,107
		327,307
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	120	5,028
FirstEnergy Corp.	450	15,507
		20,535
Gas Utilities - 0.4%
Kinder Morgan, Inc.	320	15,882
TOTAL UTILITIES		36,417
TOTAL COMMON STOCKS (Cost $4,570,718)		4,350,493
U.S. Treasury Obligations - 2.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.35% 12/13/01 (b) (Cost $99,735)	$ 100,000	$ 99,760
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.58%, dated 10/31/01 due 11/1/01 (Cost $212,000)	$ 212,015	212,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,882,453)		4,662,253
NET OTHER ASSETS - 1.6%		73,818
NET ASSETS - 100%		$ 4,736,071
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
4 S&P 500 Index Contracts	Dec. 2001	$ 212,140	$ (5,109)
The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,880.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,248,650 and $603,303, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,249,858 and $1,089,328, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,883,922. Net unrealized depreciation aggregated $221,669, of which $70,983 related to appreciated investment securities and $292,652 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $212,000) (cost $4,882,453) - See accompanying schedule		$ 4,662,253
Cash		750
Receivable for investments sold		18,486
Dividends receivable		3,040
Receivable for daily variation on futures contracts		303
Prepaid expenses		87,127
Receivable from investment adviser for expense reductions		19,432
Total assets		4,791,391
Liabilities
Payable for investments purchased	$ 27,521
Distribution fees payable	2,318
Other payables and accrued expenses	25,481
Total liabilities		55,320
Net Assets		$ 4,736,071
Net Assets consist of:
Paid in capital		$ 4,979,290
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,910)
Net unrealized appreciation (depreciation) on investments		(225,309)
Net Assets		$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($918,477 ÷ 98,102 shares)	$9.36
Maximum offering price per share (100/94.25 of $9.36)	$9.93
Class T: Net Asset Value and redemption price per share ($914,552 ÷ 97,707 shares)	$9.36
Maximum offering price per share (100/96.50 of $9.36)	$9.70
Class B: Net Asset Value and offering price per share ($826,663 ÷ 88,383 shares) A	$9.35
Class C: Net Asset Value, offering price and redemption price per share ($1,320,697 ÷ 141,267 shares) A	$9.35
Institutional Class: Net Asset Value, offering price and redemption price per share ($755,682 ÷ 80,655 shares)	$9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	September 5, 2001 (commencement of operations) to October 31, 2001
Investment Income Dividends		$ 6,347
Interest		3,810
Total income		10,157
Expenses
Management fee	$ 4,070
Transfer agent fees	1,531
Distribution fees	4,091
Accounting fees and expenses	9,667
Custodian fees and expenses	4,824
Registration fees	18,375
Audit	15,069
Miscellaneous	1,568
Total expenses before reductions	59,195
Expense reductions	(44,767)	14,428
Net investment income (loss)		(4,271)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(74,629)
Foreign currency transactions	38
Futures contracts	56,719	(17,872)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(220,200)
Futures contracts	(5,109)	(225,309)
Net gain (loss)		(243,181)
Net increase (decrease) in net assets resulting from operations		$ (247,452)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (4,271)
Net realized gain (loss)	(17,872)
Change in net unrealized appreciation (depreciation)	(225,309)
Net increase (decrease) in net assets resulting from operations	(247,452)
Share transactions - net increase (decrease)	4,983,523
Total increase (decrease) in net assets	4,736,071
Net Assets
Beginning of period	-
End of period	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.00)
Net realized and unrealized gain (loss)	(.64)
Total from investment operations	(.64)
Net asset value, end of period	$ 9.36
Total Return B, C, D	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.02% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.69% A
Net investment income (loss)	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.64)
Net asset value, end of period	$ 9.36
Total Return B, C, D	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.22% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.94% A
Net investment income (loss)	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.65)
Net asset value, end of period	$ 9.35
Total Return B, C, D	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.76% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.44% A
Net investment income (loss)	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 827
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.65)
Net asset value, end of period	$ 9.35
Total Return B, C, D	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.71% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.45% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(.63)
Total from investment operations	(.63)
Net asset value, end of period	$ 9.37
Total Return B, C	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	7.70% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.43% A
Net investment income (loss)	(.00)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 756
Portfolio turnover rate	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income ,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 350	$ 302
Class T	.25%	.25%	641	598
Class B	.75%	.25%	1,272	1,256
Class C	.75%	.25%	1,828	1,596
			$ 4,091	$ 3,752

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 186	$ 186
Class T	438	63
Class B	-	-*
Class C	-	-*
	$ 624	$ 249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 348	.24 *
Class T	263	.20 *
Class B	307	.24*
Class C	406	.22*
Institutional Class	207	.17 *
	$ 1,531

* Annualized.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 8,918
Class T	2.00%	8,111
Class B	2.50%	8,032
Class C	2.50%	11,722
Institutional Class	1.50%	7,564
		$ 44,347

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 82
Class T	82
Class B	82
Class C	84
Institutional Class	82
$ 412

6. Other Information.

At the end of the period, FMR or its affiliates held 63% of the total outstanding shares of the fund and one unaffiliated shareholder held 16% of the total outstanding shares of the fund.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares October 31, 2001 A	Dollars October 31, 2001 A
Class A Shares sold	98,102	$ 959,071
Net increase (decrease)	98,102	$ 959,071
Class T Shares sold	97,707	$ 968,948
Net increase (decrease)	97,707	$ 968,948
Class B Shares sold	88,383	$ 878,587
Net increase (decrease)	88,383	$ 878,587
Class C Shares sold	141,267	$ 1,370,907
Net increase (decrease)	141,267	$ 1,370,907
Institutional Class Shares sold	80,655	$ 806,010
Net increase (decrease)	80,655	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund, (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the period September 5, 2001 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period September 5, 2001 (commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,038,784.09	92.711
Against	1,527,560.16	3.216
Abstain	1,934,695.38	4.073
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,003,922.90	92.638
Against	1,280,159.26	2.695
Abstain	2,216,957.47	4.667
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	46,606,889.30	97.181
Withheld	1,352,057.30	2.819
TOTAL	47,958,946.60	100.000
Ralph F. Cox
Affirmative	46,230,752.69	96.397
Withheld	1,728,193.91	3.603
TOTAL	47,958,946.60	100.000
Phyllis Burke Davis
Affirmative	46,354,428.74	96.654
Withheld	1,604,517.86	3.346
TOTAL	47,958,946.60	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	46,582,991.66	97.131
Withheld	1,375,954.94	2.869
TOTAL	47,958,946.60	100.000
Abigail P. Johnson
Affirmative	46,630,740.34	97.231
Withheld	1,328,206.26	2.769
TOTAL	47,958,946.60	100.000
Edward C. Johnson 3d
Affirmative	46,405,224.53	96.760
Withheld	1,553,722.07	3.240
TOTAL	47,958,946.60	100.000
Donald J. Kirk
Affirmative	46,272,364.12	96.483
Withheld	1,686,582.48	3.517
TOTAL	47,958,946.60	100.000
Marie L. Knowles
Affirmative	46,674,178.00	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Ned C. Lautenbach
Affirmative	46,674,178.00	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Peter S. Lynch
Affirmative	46,656,963.62	97.285
Withheld	1,301,982.98	2.715
TOTAL	47,958,946.60	100.000
Marvin L. Mann
Affirmative	46,418,589.11	96.788
Withheld	1,540,357.49	3.212
TOTAL	47,958,946.60	100.000
William O. McCoy
Affirmative	46,397,188.52	96.744
Withheld	1,561,758.08	3.256
TOTAL	47,958,946.60	100.000
William S. Stavropoulos
Affirmative	46,545,119.84	97.052
Withheld	1,413,826.76	2.948
TOTAL	47,958,946.60	100.000

*Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Advisory Board

William S. Stavropoulos

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMSI-ANN-1201 150034
1.765893.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Tax Managed Stock

Fund

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Annual Report

Performance - continued

Cumulative Total Returns (including After-Tax Returns)

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Tax Managed Stock Return Before Taxes	-25.89%	-2.55%
Return Before Taxes **	-26.64%	-2.55%
Return After Taxes on Distributions **	-26.64%	-2.61%
Return After Taxes on Distributions and Sale of Fund Shares **	-16.22%	-2.06%
S&P 500 ® (reflects no deduction for fees, expenses, or taxes)	-24.90%	-1.05%
Growth Funds Average	-30.53%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 2, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,760 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

* Not available

** Including 1.00% trading fee, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Performance - continued

Average Annual Total Returns (including After-Tax Returns)

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Tax Managed Stock Return Before Taxes	-25.89%	-0.86%
Return Before Taxes **	-26.64%	-0.86%
Return After Taxes on Distributions **	-26.64%	-0.88%
Return After Taxes on Distributions and Sale of Fund Shares **	-16.22%	-0.69%
S&P 500 ® (reflects no deduction for fees, expenses, or taxes)	-24.90%	-0.35%
Growth Funds Average	-30.53%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total returns, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

** Including 1.00% trading fee, if applicable

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Tax Managed Stock Fund on November 2, 1998, when the fund started. As the chart shows, by October 31, 2001, without accounting for the effect of taxes, the value of the investment would have been $9,745 - a 2.55% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,895 - a 1.05% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of October 31, 2001, the one year total return for the large-cap core funds was -25.49%, and the one year average annual total return was -25.49%. The one year cumulative total return for the large-cap supergroup average was -29.66%, the one year average annual total return was -29.66%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500 SM Index, Dow Jones Industrial Average SM and NASDAQ Composite® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall 12-month period ending October 31, 2001. In that time, the S&P 500 ® fell 24.90%, the Dow dropped 15.79% and the NASDAQ declined 49.70%. Considering the glut of bleak economic news and anxiety-inducing events during the prior 11 months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September 2001, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the 12-month period that ended October 31, 2001, the fund returned -25.89%, without accounting for the effect of fees and taxes. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, returned -24.90%. The fund also compares its performance to the Lipper Inc. growth funds average, which returned -30.53% during the same time frame.

Q. What factors drove the fund's performance relative to its benchmark and peer group during the past year?

A. A variety of factors came into play. Among those that contributed positively to the fund's return relative to the index was my decision to keep the fund underweighted in information technology stocks for most of the period, as this group of stocks underperformed all other areas of the market. Additionally, good stock selection in the industrial sector helped the fund's holdings outperform those in the index by nearly seven percentage points. More specifically, holding a higher exposure to strong-performing aerospace and defense companies such as Alliant Techsystems and General Dynamics, which rose roughly 110% and 14%, respectively, boosted performance. On the flip side, unfavorable stock selection in health care, consumer durables and consumer discretionary stocks hurt the fund's relative return. For example, being underexposed to Johnson & Johnson, which rose roughly 26%, wasn't helpful. Conversely, the fund had a higher exposure to underperforming CVS, which fell roughly 45%. While I can't be certain what our peer funds were holding, my guess is that we outperformed the Lipper average because the average growth fund had a higher exposure to poor-performing tech and telecommunication services stocks, or were underexposed to the defensive sectors, such as financials and materials, which did well.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Can you elaborate on your strategy in the technology sector?

A. I focused on those companies that had unique product cycles, such as Microsoft and Computer Associates, which I believed would help the companies maintain their earnings growth during the economic slowdown. At the same time, I reduced or eliminated the fund's exposure to a large number of companies that either appeared more susceptible to the prevailing economic weakness or were experiencing industry-specific problems, such as Lucent Technologies and JDS Uniphase. However, given the flood of corporate earnings disappointments that occurred, the majority of investors chose to paint most stocks in the sector with the same brush, and our tech holdings suffered along with the rest of the group. Toward the end of the period, I increased the fund's position in this sector slightly in anticipation of an economic recovery. For example, I added to our holdings in semiconductor stocks such as Micron Technology and Intel, which were attractively valued.

Q. What were the fund's top-performing stocks during the period?

A. U.S. military action in Afghanistan helped boost shares of Alliant Techsystems, which manufactures jet propulsion systems, munitions and defense systems. The company also consistently beat earnings expectations throughout the period. I sold off our holdings in this stock given its significant appreciation. Kinder Morgan, a natural gas and oil services provider, rose roughly 30%, in part due to strong earnings that included year-over-year profit growth of 108% in the third quarter of 2001. Job cuts and a looming recession caused cost-conscious investors to boost sales at discount wholesale food and general merchandise retailer BJ's Wholesale Club, which appreciated 55%.

Q. Which stocks disappointed?

A. Nine of the 10 worst-performing stocks came from the technology sector. Cisco Systems, EMC and Sun Microsystems all suffered from a sharp reduction in corporate spending on networking infrastructure, leading to lower earnings and layoffs. I sold off our position in EMC. Investors also punished General Electric, another detractor, which broke its three-year string of consecutive quarterly double-digit percentage profit growth in the third quarter of 2001, when net profits rose just 3%.

Q. What's your outlook, Tim?

A. There are a number of recent positive factors that make me optimistic that the economy will improve at some point going forward, and that corporate profits and stocks are likely to follow. For example, the Federal Reserve Board lowered key interest rates nine times in 2001 through the end of the period to their lowest level since 1961, making it easier for businesses to borrow money and expand. The federal government implemented a tax cut and is considering further action. Additionally, many companies have restructured to be more efficient. Despite these factors, it would be unwise for me to predict a time frame for economic improvement. However, I have been gradually positioning the fund more offensively in some high-growth areas that are attractively valued, such as semiconductors and media, so that when the economy does begin to improve, the fund has an opportunity to participate in that recovery.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Fund number: 343

Trading symbol: FTXMX

Start date: November 2, 1998

Size: as of October 31, 2001, more than $89 million

Manager: Tim Heffernan, since inception; manager, Fidelity Congress Street and Exchange Funds, since 1997; various institutional funds for Fidelity Management Trust Company, 1992-1996; joined Fidelity in 1984

Tim Heffernan on how short-term gains can reduce actual fund returns:

"One of the central objectives in managing Tax Managed Stock Fund is to minimize the impact of short-term capital gains on shareholders. As with the typical mutual fund, realized short-term gains are passed on to shareholders from the sale of individual stocks in the fund. These short-term gains can present shareholders with a significant tax liability, effectively reducing the pre-tax return of the fund and potentially eroding the amount of money in one's investment.

"By matching up all the short-term gains and losses in Tax Managed Stock Fund from year to year, I can minimize the impact of federal taxes on shareholders who remain invested in the fund, allowing them to keep more of their investment. For example, during the one-year period that ended on October 31, 2001, Tax Managed Stock Fund returned -25.89%, while the average large-cap blend stock fund tracked by Morningstar, Inc. declined slightly less, at -25.37%. However, Tax Managed Stock Fund didn't pass along any capital gains distributions to shareholders during this period, keeping the funds actual return unchanged at -25.89%. If you factor in the short-term capital gains that shareholders in the average large-cap blend stock fund had to account for via taxes, the actual return for those peer funds declined to -26.44%. As you can see, reducing the tax burden on shareholders can allow you to get a better actual return on your investment, or in this case, keep more of your investment. Over the long term, these differences in actual return can add up considerably."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.1	3.4
Pfizer, Inc.	3.8	2.8
Wal-Mart Stores, Inc.	2.6	1.0
General Electric Co.	2.6	4.5
Citigroup, Inc.	2.6	2.7
Bristol-Myers Squibb Co.	2.5	2.3
American International Group, Inc.	2.4	2.1
Exxon Mobil Corp.	2.3	2.0
Verizon Communications, Inc.	2.2	1.5
Intel Corp.	1.9	2.0
	28.0
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	16.5
Financials	16.4	14.4
Health Care	15.6	12.8
Consumer Discretionary	12.3	11.8
Industrials	10.5	16.3
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Stocks and Equity Futures 99.7%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	1.6%	** Foreign investments	2.6%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	15,900	$ 414,513
Outback Steakhouse, Inc. (a)	3,200	92,320
Tricon Global Restaurants, Inc. (a)	4,500	227,655
		734,488
Household Durables - 0.6%
Black & Decker Corp.	9,300	307,737
Centex Corp.	5,700	218,082
		525,819
Media - 5.0%
AOL Time Warner, Inc. (a)	42,300	1,320,183
Clear Channel Communications, Inc. (a)	24,600	937,752
Fox Entertainment Group, Inc. Class A (a)	30,400	669,104
McGraw-Hill Companies, Inc.	4,400	231,352
Omnicom Group, Inc.	7,500	575,850
Univision Communications, Inc. Class A (a)	5,800	145,000
Viacom, Inc. Class B (non-vtg.) (a)	16,039	585,584
		4,464,825
Multiline Retail - 4.3%
BJ's Wholesale Club, Inc. (a)	16,100	817,397
Costco Wholesale Corp. (a)	13,100	495,573
Kmart Corp. (a)	29,800	182,674
Wal-Mart Stores, Inc.	45,900	2,359,260
		3,854,904
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	3,300	62,106
Home Depot, Inc.	8,250	315,398
Lowe's Companies, Inc.	33,000	1,125,300
		1,502,804
TOTAL CONSUMER DISCRETIONARY		11,082,840
CONSUMER STAPLES - 8.8%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	2,400	99,984
PepsiCo, Inc.	8,720	424,751
The Coca-Cola Co.	28,200	1,350,216
		1,874,951
Food & Drug Retailing - 0.5%
CVS Corp.	7,000	167,300
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp. (a)	30,000	$ 165,600
Safeway, Inc. (a)	2,900	120,785
		453,685
Food Products - 1.3%
General Mills, Inc.	2,600	119,392
Hershey Foods Corp.	8,000	509,840
Kellogg Co.	3,600	109,800
Kraft Foods, Inc. Class A	13,000	438,750
		1,177,782
Household Products - 1.9%
Kimberly-Clark Corp.	13,300	738,283
Procter & Gamble Co.	12,200	900,116
		1,638,399
Personal Products - 2.1%
Avon Products, Inc.	8,900	416,787
Estee Lauder Companies, Inc. Class A	13,100	422,475
Gillette Co.	34,000	1,057,060
		1,896,322
Tobacco - 0.9%
Philip Morris Companies, Inc.	17,600	823,680
TOTAL CONSUMER STAPLES		7,864,819
ENERGY - 6.4%
Energy Equipment & Services - 1.5%
BJ Services Co. (a)	9,300	237,987
Diamond Offshore Drilling, Inc.	5,000	138,000
ENSCO International, Inc.	9,000	178,200
Global Marine, Inc. (a)	6,000	96,600
Nabors Industries, Inc. (a)	9,000	276,660
Noble Drilling Corp. (a)	3,100	94,705
Pride International, Inc. (a)	11,000	141,460
Schlumberger Ltd. (NY Shares)	2,400	116,208
Weatherford International, Inc. (a)	2,800	95,844
		1,375,664
Oil & Gas - 4.9%
ChevronTexaco Corp.	8,600	761,530
Conoco, Inc.	28,100	722,170
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	52,008	$ 2,051,716
Royal Dutch Petroleum Co. (NY Shares)	10,100	510,151
Suncor Energy, Inc.	9,600	292,484
		4,338,051
TOTAL ENERGY		5,713,715
FINANCIALS - 16.4%
Banks - 4.8%
Bank of America Corp.	16,900	996,931
Bank One Corp.	38,200	1,267,858
Banknorth Group, Inc.	11,000	241,230
Commerce Bancorp, Inc., New Jersey	3,614	263,822
FleetBoston Financial Corp.	17,646	579,848
Mellon Financial Corp.	2,600	87,360
PNC Financial Services Group, Inc.	10,200	559,980
Wells Fargo & Co.	8,100	319,950
		4,316,979
Diversified Financials - 8.6%
American Express Co.	18,800	553,284
Citigroup, Inc.	50,368	2,292,751
Fannie Mae	18,900	1,530,144
Freddie Mac	17,600	1,193,632
Goldman Sachs Group, Inc.	5,500	429,880
Household International, Inc.	6,700	350,410
Merrill Lynch & Co., Inc.	6,400	279,744
Morgan Stanley Dean Witter & Co.	21,800	1,066,456
		7,696,301
Insurance - 3.0%
AFLAC, Inc.	8,800	215,248
Allstate Corp.	2,400	75,312
American International Group, Inc.	28,087	2,207,638
Hartford Financial Services Group, Inc.	1,500	81,000
MBIA, Inc.	3,300	151,998
		2,731,196
TOTAL FINANCIALS		14,744,476
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 15.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	9,800	$ 556,836
Applera Corp. - Celera Genomics Group (a)	2,000	47,000
Cambridge Antibody Technology Group PLC sponsored ADR (a)	5,000	124,683
Gilead Sciences, Inc. (a)	2,000	125,800
IDEC Pharmaceuticals Corp. (a)	4,100	245,918
		1,100,237
Health Care Equipment & Supplies - 1.5%
Guidant Corp. (a)	17,400	722,274
Medtronic, Inc.	13,020	524,706
Zimmer Holdings, Inc. (a)	2,980	92,112
		1,339,092
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	19,500	1,308,645
HCA - The Healthcare Co.	7,200	285,552
HealthSouth Corp. (a)	11,000	143,220
Tenet Healthcare Corp. (a)	5,000	287,600
UnitedHealth Group, Inc.	2,400	157,800
		2,182,817
Pharmaceuticals - 10.5%
American Home Products Corp.	8,500	474,555
Bristol-Myers Squibb Co.	41,400	2,212,830
CIMA Labs, Inc. (a)	4,300	232,415
Eli Lilly & Co.	4,800	367,200
Forest Laboratories, Inc. (a)	5,700	423,966
Johnson & Johnson	27,600	1,598,316
Merck & Co., Inc.	10,400	663,624
Pfizer, Inc.	81,275	3,405,423
		9,378,329
TOTAL HEALTH CARE		14,000,475
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	4,100	334,560
Honeywell International, Inc.	6,200	183,210
Lockheed Martin Corp.	6,500	317,005
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	2,200	$ 219,890
United Technologies Corp.	4,300	231,727
		1,286,392
Airlines - 0.5%
AMR Corp. (a)	1,800	32,760
Northwest Airlines Corp. (a)	11,000	141,240
Ryanair Holdings PLC sponsored ADR (a)	5,400	252,396
		426,396
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	17,500	173,600
Avery Dennison Corp.	700	32,410
Cendant Corp. (a)	17,800	230,688
First Data Corp.	5,800	391,906
IMS Health, Inc.	8,200	175,234
Manpower, Inc.	7,600	217,056
Republic Services, Inc. (a)	21,400	350,532
		1,571,426
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	7,500	491,550
Industrial Conglomerates - 4.5%
General Electric Co.	64,500	2,348,445
Minnesota Mining & Manufacturing Co.	4,600	480,148
Tyco International Ltd.	24,000	1,179,360
		4,007,953
Machinery - 1.5%
Danaher Corp.	4,900	273,126
Illinois Tool Works, Inc.	4,800	274,560
Ingersoll-Rand Co.	6,200	231,260
Parker Hannifin Corp.	9,200	330,280
SPX Corp. (a)	2,200	219,120
		1,328,346
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	10,300	276,761
TOTAL INDUSTRIALS		9,388,824
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	68,800	1,164,096
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Enterasys Networks, Inc.	25,700	$ 204,572
Motorola, Inc.	20,500	335,585
Polycom, Inc. (a)	4,000	119,920
Tellium, Inc.	24,000	159,600
		1,983,773
Computers & Peripherals - 2.3%
Dell Computer Corp. (a)	14,100	338,118
International Business Machines Corp.	15,700	1,696,699
Sun Microsystems, Inc. (a)	2,000	20,300
		2,055,117
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	5,000	111,350
Millipore Corp.	3,000	156,900
Thermo Electron Corp.	34,000	718,760
		987,010
Internet Software & Services - 0.1%
Vignette Corp. (a)	15,000	70,200
Semiconductor Equipment & Products - 5.3%
Agere Systems, Inc. Class A	25,000	115,000
Analog Devices, Inc. (a)	5,000	190,000
Cabot Microelectronics Corp. (a)	2,900	192,212
Integrated Circuit Systems, Inc. (a)	1,200	20,412
Integrated Device Technology, Inc. (a)	4,300	119,755
Intel Corp.	70,700	1,726,494
KLA-Tencor Corp. (a)	12,100	494,406
LAM Research Corp. (a)	5,300	100,488
Lattice Semiconductor Corp. (a)	6,500	113,750
Linear Technology Corp.	3,000	116,400
Micron Technology, Inc. (a)	25,300	575,828
National Semiconductor Corp. (a)	14,000	363,720
Semtech Corp. (a)	9,800	369,950
Teradyne, Inc. (a)	9,000	207,450
		4,705,865
Software - 6.4%
Adobe Systems, Inc.	5,000	132,000
Computer Associates International, Inc.	24,100	745,172
Compuware Corp. (a)	7,000	71,960
Microsoft Corp. (a)	78,900	4,588,034
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	9,000	$ 122,400
VERITAS Software Corp. (a)	4,000	113,520
		5,773,086
TOTAL INFORMATION TECHNOLOGY		15,575,051
MATERIALS - 3.4%
Chemicals - 2.1%
Ecolab, Inc.	3,700	130,166
Georgia Gulf Corp.	17,000	302,090
Lyondell Chemical Co.	18,000	239,580
PolyOne Corp.	10,000	85,500
Praxair, Inc.	18,400	868,112
Solutia, Inc.	23,200	278,400
		1,903,848
Metals & Mining - 0.8%
Alcan, Inc.	6,300	193,132
Alcoa, Inc.	15,600	503,412
		696,544
Paper & Forest Products - 0.5%
Georgia-Pacific Group	10,000	277,600
International Paper Co.	4,800	171,840
		449,440
TOTAL MATERIALS		3,049,832
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 7.5%
ALLTEL Corp.	7,600	434,264
AT&T Corp.	62,200	948,550
BellSouth Corp.	38,200	1,413,400
Citizens Communications Co. (a)	23,000	204,470
Qwest Communications International, Inc.	57,200	740,740
SBC Communications, Inc.	25,806	983,467
Verizon Communications, Inc.	40,100	1,997,381
		6,722,272
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	401	$ 927
TOTAL TELECOMMUNICATION SERVICES		6,723,199
UTILITIES - 0.8%
Electric Utilities - 0.5%
AES Corp. (a)	5,100	70,635
American Electric Power Co., Inc.	1,300	54,470
FirstEnergy Corp.	6,500	223,990
Southern Co.	4,000	95,600
		444,695
Gas Utilities - 0.3%
Kinder Morgan, Inc.	4,900	243,187
TOTAL UTILITIES		687,882
TOTAL COMMON STOCKS (Cost $89,186,608)		88,831,113
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 2.81% (b) (Cost $390,615)	390,615	390,615
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $89,577,223)		89,221,728
NET OTHER ASSETS - 0.5%		470,610
NET ASSETS - 100%		$ 89,692,338
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
2 S&P 500 Index Contracts	Dec. 2001	$ 530,350	$ (2,912)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $103,804,083 and $83,291,565, respectively.
The market value of futures contracts opened and closed during the period amounted to $53,867,547 and $53,907,956, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,447 for the period.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $89,582,497. Net unrealized depreciation aggregated $360,769, of which $6,787,869 related to appreciated investment securities and $7,148,638 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $18,292,000 of which $2,211,000, $4,967,000 and $11,114,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $89,577,223) - See accompanying schedule		$ 89,221,728
Receivable for investments sold		1,245,664
Receivable for fund shares sold		87,000
Dividends receivable		68,954
Interest receivable		7,702
Redemption fees receivable		780
Total assets		90,631,828
Liabilities
Payable for investments purchased	$ 467,262
Payable for fund shares redeemed	375,049
Accrued management fee	44,519
Payable for daily variation on futures contracts	2,912
Other payables and accrued expenses	49,748
Total liabilities		939,490
Net Assets		$ 89,692,338
Net Assets consist of:
Paid in capital		$ 108,066,625
Undistributed net investment income		278,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,294,442)
Net unrealized appreciation (depreciation) on investments		(358,407)
Net Assets, for 9,218,655 shares outstanding		$ 89,692,338
Net Asset Value, offering price and redemption price per share ($89,692,338 ÷ 9,218,655 shares) A		$9.73

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Dividends		$ 980,382
Interest		135,380
Total income		1,115,762
Expenses
Management fee	$ 567,678
Transfer agent fees	136,693
Accounting fees and expenses	60,639
Non-interested trustees' compensation	350
Custodian fees and expenses	9,163
Registration fees	45,491
Audit	29,334
Legal	3,328
Miscellaneous	8,627
Total expenses before reductions	861,303
Expense reductions	(16,158)	845,145
Net investment income		270,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,242,799)
Foreign currency transactions	7,945
Futures contracts	(798,603)	(11,033,457)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(18,833,779)
Futures contracts	(70,838)	(18,904,617)
Net gain (loss)		(29,938,074)
Net increase (decrease) in net assets resulting from operations		$ (29,667,457)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 270,617	$ 1,733
Net realized gain (loss)	(11,033,457)	(5,009,712)
Change in net unrealized appreciation (depreciation)	(18,904,617)	10,534,740
Net increase (decrease) in net assets resulting from operations	(29,667,457)	5,526,761
Distributions to shareholders From net investment income	-	(64,616)
In excess of net investment income	-	(49,770)
Total distributions	-	(114,386)
Share transactions Net proceeds from sales of shares	55,908,637	41,906,863
Reinvestment of distributions	-	104,431
Cost of shares redeemed	(37,061,453)	(15,946,339)
Net increase (decrease) in net assets resulting from share transactions	18,847,184	26,064,955
Redemption fees	259,200	155,479
Total increase (decrease) in net assets	(10,561,073)	31,632,809
Net Assets
Beginning of period	100,253,411	68,620,602
End of period (including undistributed net investment income of $278,562 and $0, respectively)	$ 89,692,338	$ 100,253,411
Other Information Shares
Sold	4,969,655	3,226,942
Issued in reinvestment of distributions	-	8,133
Redeemed	(3,388,667)	(1,221,180)
Net increase (decrease)	1,580,988	2,013,895

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 12.20	$ 10.00
Income from Investment Operations
Net investment income D	.03	.00	.02
Net realized and unrealized gain (loss)	(3.46)	.93	2.17
Total from investment operations	(3.43)	.93	2.19
Less Distributions
From net investment income	-	(.01)	-
In excess of net investment income	-	(.01)	-
Total distributions	-	(.02)	-
Redemption fees added to paid in capital	.03	.02	.01
Net asset value, end of period	$ 9.73	$ 13.13	$ 12.20
Total Return B, C	(25.89)%	7.79%	22.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.88%	.97%	1.11% A
Expenses net of voluntary waivers, if any	.88%	.97%	1.11% A
Expenses net of all reductions	.86%	.96%	1.10% A
Net investment income	.28%	.00%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,692	$ 100,253	$ 68,621
Portfolio turnover rate	87%	58%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns are pre-tax and would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 2, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Trading (Redemption) Fees. Shares held in the fund less than 2 years are subject to a trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $121,585 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $14,810 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,348.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,038,784.09	92.711
Against	1,527,560.16	3.216
Abstain	1,934,695.38	4.073
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	44,003,922.90	92.638
Against	1,280,159.26	2.695
Abstain	2,216,957.47	4.667
TOTAL	47,501,039.63	100.000
Broker Non-Votes	457,906.97
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	46,606,889.30	97.181
Withheld	1,352,057.30	2.819
TOTAL	47,958,946.60	100.000
Ralph F. Cox
Affirmative	46,230,752.69	96.397
Withheld	1,728,193.91	3.603
TOTAL	47,958,946.60	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	46,354,428.74	96.654
Withheld	1,604,517.86	3.346
TOTAL	47,958,946.60	100.000
Robert M. Gates
Affirmative	46,582,991.66	97.131
Withheld	1,375,954.94	2.869
TOTAL	47,958,946.60	100.000
Abigail P. Johnson
Affirmative	46,630,740.34	97.231
Withheld	1,328,206.26	2.769
TOTAL	47,958,946.60	100.000
Edward C. Johnson 3d
Affirmative	46,405,224.53	96.760
Withheld	1,553,722.07	3.240
TOTAL	47,958,946.60	100.000
Donald J. Kirk
Affirmative	46,272,364.12	96.483
Withheld	1,686,582.48	3.517
TOTAL	47,958,946.60	100.000
Marie L. Knowles
Affirmative	46,674,177.99	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Ned C. Lautenbach
Affirmative	46,674,178.00	97.321
Withheld	1,284,768.60	2.679
TOTAL	47,958,946.60	100.000
Peter S. Lynch
Affirmative	46,656,963.62	97.285
Withheld	1,301,982.98	2.715
TOTAL	47,958,946.60	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	46,418,589.11	96.788
Withheld	1,540,357.49	3.212
TOTAL	47,958,946.60	100.000
William O. McCoy
Affirmative	46,397,188.52	96.744
Withheld	1,561,758.08	3.256
TOTAL	47,958,946.60	100.000
William S. Stavropoulos
Affirmative	46,545,119.84	97.052
Withheld	1,413,826.76	2.948
TOTAL	47,958,946.60	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	39,683,664.62	90.541
Against	1,847,083.38	4.214
Abstain	2,298,845.75	5.245
TOTAL	43,829,593.75	100.000
Broker Non-Votes	457,906.97
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	39,409,361.40	89.915
Against	1,894,665.46	4.323
Abstain	2,525,566.89	5.762
TOTAL	43,829,593.75	100.000
Broker Non-Votes	457,906.97

*Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Tim Heffernan, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

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